Combined Prospectus	Nov. 25, 2025 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-275322
Initial Effective Date	Nov. 03, 2023
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Form Type	F-10
File Number	333-275322
Initial Effective Date	Nov. 03, 2023
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Shares
Form Type	F-10
File Number	333-275322
Initial Effective Date	Nov. 03, 2023
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-275322
Initial Effective Date	Nov. 03, 2023
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants
Form Type	F-10
File Number	333-275322
Initial Effective Date	Nov. 03, 2023
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Form Type	F-10
File Number	333-275322
Initial Effective Date	Nov. 03, 2023
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units
Form Type	F-10
File Number	333-275322
Initial Effective Date	Nov. 03, 2023
Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 3,963,224,553.00
Form Type	F-10
File Number	333-275322
Initial Effective Date	Nov. 03, 2023
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form F-10 (File No. 333-275322), which became effective on November 3, 2023 (the "Prior Registration Statement"), relating to such indeterminate number of debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units of the Registrant as shall have an aggregate initial offering price not to exceed US$5,000,000,000, of which US$3,963,224,553 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$3,963,224,553 of unsold securities from the Prior Registration Statement with an additional US$1,036,775,447 of unallocated (universal) shelf to enable an aggregate US$5,000,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$3,963,224,533 of unsold securities which were previously registered on the Prior Registration Statement.